Shareholder Report, Line Graph (Details) 196049_Frontier MFG Global Sustainable Fund_Service Class_TSR Annual {Service Class} - USD ($)							12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Oct. 20, 2020	Jun. 30, 2026
Service Class
Account Value [Line Items]
Line Graph and Table Measure Name							Service Class
Accumulated Value	$ 16,149	$ 13,332	$ 10,949	$ 9,173	$ 11,107	$ 10,000	$ 16,942
MSCI World Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI World Index (Net)
Accumulated Value	$ 17,848	$ 15,352	$ 12,773	$ 10,778	$ 12,582	$ 10,000	$ 21,657